RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of related parties

Entity or individual name	Relationship with the Company
Feng Xie	Founder and controlling shareholder of the Company
Wuhan Huiyu	Investee of the Company
Shanghai Dongying Network Technology Co., Ltd. (“Shanghai Dongying”)	Investee of the Company
Mobile Motion Co., Limited (“Mobile Motion”)	Wholly-owned subsidiary of investee of the Company

Schedule of royalty fee and service from related parties

	For the years ended June 30,
	2024	2023
Royalty fee and service from related parties
Wuhan Huiyu	$450,761	$524,211
Shanghai Dongying	2,860,905	-
Mobile Motion	1,951,176	34,880
Total	$5,262,842	$599,091

1)

The Company entered into an exclusive game agency agreement with Wuhan Huiyu in January 2020. The exclusive agency term is eight years from the date of launching the game. Pursuant to the exclusive game agency agreement, the Company shares 15% to 18% of gross profit generated by the game with Wuhan Huiyu on a monthly basis. The Company recorded $450,761 and $524,211 of profit-sharing expenses for the years ended June 30, 2024 and 2023, respectively.

2)

The Company entered into a technology development agreement with Shanghai Dongying in January 2021 to customize design the game. During the year ended June 30, 2024, the Company entered supplementary agreement with Shanghai Dongying regarding the profit-sharing policy. Pursuant to supplementary agreement, the Company shares 25% of operating income of the game generated by the game with Shanghai Dongying on a monthly basis. The Company recorded $2,860,905 and nil of profit-sharing expenses for the years ended June 30, 2024 and 2023, respectively.

3)	The Company entered into an exclusive game agency agreement with Mobile Motion in January 2021. The exclusive agency term is eight years from the date of launching the game. The Company paid an initial royalty fee of approximately $300,000 (RMB1.9 million). The Company recorded $33,567 and $34,880 of amortization of royalty fees for the years ended June 30, 2024 and 2023, respectively. The Company record $1,917,609 and nil of customized design fees for the years ended June 30, 2024 and 2023.

Schedule of advanced to suppliers - related parties

	As of June 30,
	2024	2023
Shanghai Dongying	$320,488	$2,513,370
Mobile Motion	873,717	1,206,219
Total	$1,194,205	$3,719,589